Accrued Liabilities and Other Current Liabilities	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities
7 Accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities consist of the following:

			As of
			December 31,2020	June 30, 2021
			RMB	RMB	US$
Accrued payroll and welfare payables			59,511	52,232	8,090
Other taxes and surcharge			19,360	11,891	1,842
Service fees			5,481	5,960	923
Acquisition of property and equipment			3,858	1,757	272
Government grant			4,564	4,526	701
Rental and property management fee			3,278	4,045	626
Payables for sales of employees’ shares			10,308	228	35
Payables to third party advertising companies	(i	)	—	5,414	839
Others			2,776	4,520	699

Total accrued liabilities and other current liabilities			109,136	90,573	14,027

(i)
Starting from January 1, 2021, the Company has fully exited the Targeted Marketing business and this balance represents the payments to third party advertising companies for targeted marketing related services as the Company acts as agent.